As filed with the Securities and Exchange Commission on August 2, 2016

Securities Act Registration No.  333-163981

Investment Company Registration File No.  811-22356

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. [17]

☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT ACT OF 1940

☒

Amendment No. [17]

☒

ARCHER INVESTMENT SERIES TRUST

(Exact name of Registrant as Specified in Charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of Principal Executive Offices) (Zip Code)

(800) 238-7701

(Registrant’s Telephone Number, including area code)

Copies to:

Archer Investment Corporation 9000 Keystone Crossing, Suite 630 Indianapolis, IN 46240 (317) 581-5664	Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012 (856) 374-1744
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on September 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 1, 2016 as the new effective date for Post-Effective Amendment No. 16 to the Registration Statement filed on May 20, 2016 for the Archer Dividend Growth Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 16 under the Securities Act of 1933 filed on May 20, 2016 (accession number 0001162044-16-001875) are incorporated by reference herein.

This Post-Effective Amendment No. 17 relates solely to the Archer Dividend Growth Fund, a series of Archer Investment Series Trust (the “Trust”).

This Amendment does not affect the currently effective prospectuses and statements of additional information for the series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Indianapolis and the State of Indiana on the 1st day of August, 2016.

Archer Investment Series Trust (Registrant)

By: /s/ Troy C. Patton

Troy C. Patton, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David Miller *	Chairman of the Board and Trustee	August 1, 2016
David Miller

/s/ Donald Orzeske *	Trustee	August 1, 2016
Donald Orzeske

/s/ Troy C. Patton *	President/Trustee	August 1 2016
Troy C. Patton

/s/ Umberto Anastasi *	Treasurer	August 1, 2016
Umberto Anastasi

*By: /s/ Troy C. Patton

Troy C. Patton, Attorney-in-Fact pursuant to Power of Attorney on file